Equity (Detail Textuals 1) (USD $)	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Proceeds from sale of common stock, net	2,993,311	$ 125,000
Warrant
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants granted	890,000
Exercise price of warrants (in dollars per share)		$ 2.00
Warrants exercised (in shares)		62,500
Proceeds from sale of common stock, net		$ 125,000
Number of warrants outstanding	1,546,550		726,550
Warrant | Securities Purchase Agreement
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants granted	640,000
Exercise price of warrants (in dollars per share)	3.75
Warrant vesting period	3 years
Warrant | Cenfin LLC
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants granted	250,000	177,500
Exercise price of warrants (in dollars per share)	2.00	$ 2.00
Warrant vesting period	3 years	3 years